Revenues	6 Months Ended
Jun. 30, 2023
Revenue Recognition [Abstract]
Revenues

Note 5. Revenues

Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and six months ended June 30, 2023 and 2022:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Systems	$28,975	$32,868	$50,161	$61,850
Consumables	33,757	34,662	66,329	66,016
Service	39,463	39,695	75,785	77,926
Total Americas	102,195	107,225	192,275	205,792

EMEA
Systems	12,054	14,760	23,456	29,837
Consumables	17,910	14,268	36,821	32,093
Service	6,920	6,184	14,487	13,337
Total EMEA	36,884	35,212	74,764	75,267

Asia Pacific
Systems	7,284	11,235	15,148	21,693
Consumables	9,132	7,928	18,168	17,305
Service	4,256	5,003	8,773	9,975
Total Asia Pacific	20,672	24,166	42,089	48,973

Total Revenues	$159,751	$166,603	$309,128	$330,032

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognition (at a specific point in time or over the course of time) for the three and six months ended June 30, 2023 and 2022:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	(U.S. $ in thousands)		(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$109,112	$115,721	$210,083	$228,794
Services	14,156	13,147	27,847	25,639
Total revenues recognized in point in time	123,268	128,868	237,930	254,433

Revenues recognized over time from:
Services	36,483	37,735	71,198	75,599
Total revenues recognized over time	36,483	37,735	71,198	75,599

Total Revenues	$159,751	$166,603	$309,128	$330,032

Contract Assets and Contract Liabilities

Contract assets are recorded when the Company's right to consideration is conditional on constraints other than the passage of time. The Company had no material contract assets as of June 30, 2023 and December 31, 2022.

Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenue. The Company's deferred revenue as of June 30, 2023 and December 31, 2022 were as follows:

	June 30, 2023	December 31, 2022
	U.S. $ in thousands
Deferred revenue*	$79,264	$75,434

*Includes $27.4 million and $25.2 million under long-term deferred revenue in the Company's consolidated balance sheets as of June 30, 2023 and December 31, 2022, respectively.

Revenue recognized in 2023 that was included in deferred revenue balance as of December 31, 2022 was $11.8 million and $27.9 million for the three and six months ended June 30, 2023.

Remaining Performance Obligations

Remaining Performance Obligations (“RPO“) represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of June 30, 2023, the total RPO amounted to $107.4 million. The Company expects to recognize $78.7 million of this RPO during the next 12 months, $14.3 million over the subsequent 12 months and the remaining $14.4 million thereafter.

Incremental Costs of Obtaining a Contract

Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss. As of June 30, 2023 and December 31, 2022, the deferred commissions amounted to $9.7 million and $9.6 million, respectively.